Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 1,006
Additions for tax positions of prior years	51	2,331	1,006
Settlements with taxing authorities		(3,337)
Balance at end of year	¥ 51		¥ 1,006